Right of use assets and liabilities Payments lease liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of leases [Abstract]
Interest expense on lease liabilities	$ 11,354,000
Payments of finance lease liabilities, classified as financing activities	36,761,000	$ 0	$ 0
Decrease accrued interest expense - leases	17,000
Net increase in prepaid interest expense - leases	1,066,000
Lease payments	$ 49,198,000